Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO[1] $	Summary Compensation Table Total for Second PEO[1] $	Summary Compensation Table Total for Third PEO[1] $	Compensation Actually Paid to First PEO[1,3,4] $	Compensation Actually Paid to Second PEO[1,3,4] $	Compensation Actually Paid to Third PEO[1,3,4] $	Average Summary Compensation Table Total for Non-PEO NEOs[1] $	Average Compensation Actually Paid to Non-PEO NEOs[1,3,4] $	Value of Initial Fixed $100 Investment on June 30, 2019 Based on:		Net Income (Loss) $ (millions)	Revenue[7] $ (millions)
									Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]
2024	13,630,599	—	—	7,211,120	—	—	3,476,089	2,138,230	49.35	116.11	(127.3)	837.6
2023	12,108,359	—	—	14,201,749	—	—	4,135,846	3,194,672	68.90	117.12	(263.3)	753.2
2022	11,391,188	—	—	(4,479,782)	—	—	2,665,450	(161,281)	52.23	109.93	(112.0)	678.4
2021	12,787,669	—	—	29,789,160	—	—	2,483,005	4,670,387	99.35	138.15	(27.2)	690.6
2020T2	15,500,821	1,816,406	—	21,673,140	4,070,113	—	1,479,328	2,508,329	71.18	143.23	(53.1)	299.8
2020	—	4,203,341	6,174,458	—	1,095,973	308,756	1,911,438	151,229	40.82	123.27	(199.6)	638.6

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote	The NEOs in each disclosure year represent the following individuals:

Year	First PEO	Second PEO	Third PEO	NEOs included in Average
2024	Paul Diaz	—	—	R. Bryan Riggsbee, Scott J. Leffler, Dale Muzzey, Mark Verratti, Samraat S. Raha
2023	Paul Diaz	—	—	R. Bryan Riggsbee, Dale Muzzey, Nicole Lambert, Mark Verratti, Samraat S. Raha
2022	Paul J. Diaz	—	—	R. Bryan Riggsbee, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti, and Kevin R. Haas, Ph.D.
2021	Paul J. Diaz	—	—	R. Bryan Riggsbee, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti
2020T	Paul J. Diaz	R. Bryan Riggsbee	—	Jerry S. Lanchbury, Ph.D., Nicole Lambert, Mark S. Verratti
2020	—	R. Bryan Riggsbee	Mark C. Capone	Alexander Ford, Jerry S. Lanchbury, Ph.D., Nicole Lambert, Bernard J. Tobin, Gary A. King

Peer Group Issuers, Footnote		The peer group total shareholder return represents the total shareholder return of the IXHC in line with the stock performance graph included in our Annual Report to stockholders for the year ended December 31, 2024 as required by Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	The table below shows the additions and deductions to calculate "compensation actually paid" for the NEOs in each fiscal year as compared to the total compensation reported in the Summary Compensation Table ("SCT").

	2024		2023		2022		2021		2020 Transition Period			2020
	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Avg Non-PEO NEO	First PEO	Second PEO	Avg Non-PEO NEO	Second PEO	Third PEO	Avg Non-PEO NEO
Reported SCT figures
Reported SCT Total ($)	13,630,599	3,476,089	12,108,359	4,135,846	11,391,188	2,665,450	12,787,669	2,483,005	15,500,821	1,816,406	1,479,328	4,203,341	6,174,458	1,911,438
Reported SCT Stock Award Value ($)	11,113,514	2,514,413	9,796,451	3,299,996	9,513,661	1,890,185	9,869,920	1,649,044	8,394,628	1,264,541	1,075,166	3,461,500	4,489,500	1,149,312
Reported SCT Option Award Value ($)	—	—	—	—	—	—	—	—	5,500,006	—	—	—	—	—
Equity Award Adjustments
Year-end Fair Value of Unvested Awards Granted in the Applicable Fiscal Year ($)	6,989,389	1,567,704	7,979,605	1,943,821	5,183,465	576,200	10,879,576	1,740,847	20,066,953	2,023,026	1,654,258	1,598,940	348,705	319,334
Change in Fair Value of Awards Granted in Prior Years that were Unvested as of Applicable Fiscal Year End ($)	(4,930,228)	(467,816)	2,039,494	260,459	(11,226,199)	(1,133,716)	8,276,036	1,209,889	—	1,428,885	413,607	(1,325,475)	(1,941,975)	(669,356)
Change in Fair Value of Awards Granted in Prior Years that Vested in the Applicable Fiscal Year ($)	2,634,874	76,666	1,870,743	154,543	(314,575)	(379,031)	7,715,799	885,690	—	66,338	36,302	80,667	217,068	(260,876)
Compensation Actually Paid ($)	7,211,120	2,138,230	14,201,749	3,194,672	(4,479,782)	(161,281)	29,789,160	4,670,387	21,673,140	4,070,113	2,508,329	1,095,973	308,756	151,229

Non-PEO NEO Average Total Compensation Amount	$ 1,479,328	$ 3,476,089	$ 4,135,846	$ 2,665,450	$ 2,483,005	$ 1,911,438
Non-PEO NEO Average Compensation Actually Paid Amount	2,508,329	$ 2,138,230	3,194,672	(161,281)	4,670,387	151,229
Compensation Actually Paid vs. Total Shareholder Return
The charts below illustrate the relationship between compensation actually paid and the total shareholder return of Myriad and the IXHC for the periods presented which shows what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on June 30, 2019.

		(1) PEO data for fiscal years 2024, 2023, 2022, and 2021 represent the compensation actually paid to Mr. Diaz only in those years. 2020 transition period PEO data reflects the sum of Messrs. Diaz’s and Riggsbee's compensation actually paid in this period. PEO data for fiscal year 2020 reflects the sum of Messrs. Riggsbee's and Capone's compensation actually paid in this fiscal year.
Compensation Actually Paid vs. Net Income		The charts below illustrate the relationship between compensation actually paid and net income (loss) and revenue for the periods presented.
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Revenue
Adjusted operating income
Adjusted EPS
Relative total stockholder return
Engagement score[1]
Customer NPS[1]

Total Shareholder Return Amount	71.18	$ 49.35	68.90	52.23	99.35	40.82
Peer Group Total Shareholder Return Amount	143.23	116.11	117.12	109.93	138.15	123.27
Net Income (Loss)	$ (53,100,000)	$ (127,300,000)	$ (263,300,000)	$ (112,000,000.0)	$ (27,200,000)	$ (199,600,000)
Company Selected Measure Amount	299,800,000	837,600,000	753,200,000	678,400,000	690,600,000	638,600,000
Additional 402(v) Disclosure	Effective January 1, 2021, the Company transitioned from a fiscal year ending June 30 to December 31. Therefore, there was a six-month transition period in 2020 representing the period from July 1, 2020 to December 31, 2020. Equity values are calculated in accordance with FASB ASC Topic 718. For PSUs, the grant date fair value of PSUs used for SCT calculations assumes target performance for the 2024, 2023, 2022 and 2021 fiscal years and assumes the maximum level of performance for the 2020 transition period and 2020 fiscal year. To determine the year-end fair values used in the "compensation actually paid" calculations, we have updated the performance expectations to reflect the latest performance estimates for unvested and outstanding PSUs at each fiscal year end date. For options awards, updated market input assumptions (stock price, risk free interest rate, volatility, expected term, and future dividend yield expectations) have been used to determine the fair values of outstanding awards as of the identified vesting dates and the relevant fiscal year end dates using the Black Scholes Merton option pricing model.As required under Item 201(e) of Regulation S-K, total shareholder return measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or June 30, 2019, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which total shareholder return is calculated, or June 30, 2020, December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024, respectively. Revenue is a GAAP financial measure and does not exclude revenue from divested businesses.Engagement score and Customer NPS are non-financial quantitative metrics designed to support our efforts to retain employees and improve employee engagement and enhance customer experiences.
As discussed above in our "Compensation Discussion and Analysis" section of this proxy statement, our compensation program seeks to align compensation with Company performance and reward our executive officers for their contribution to our growth, profitability and increased stockholder value. Additional details on the elements of our executive compensation program and our pay-for-performance compensation philosophy are set forth above in the "Compensation Discussion and Analysis" section. The compensation actually paid to our PEO and the other NEOs in each of the periods reported above and over the 5.5 year cumulative period shows how the compensation actually paid fluctuated year-over-year. The fluctuations in compensation actually paid were primarily due to changes in our stock price measured as of the last day of each listed period, which we believe demonstrates the "pay-for-performance" nature of our executive compensation program. As the tables above illustrate, the compensation actually paid to our PEO and the other NEOs was higher when our stock price performed well and lower when our stock price did not perform well. We believe this correlation between compensation actually paid and total shareholder return over the applicable measurement periods also shows that our performance-based equity incentives builds alignment between executive compensation and stockholder returns.

Measure:: 1
Pay vs Performance Disclosure
Name		Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted operating income
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name		Relative total stockholder return
Measure:: 5
Pay vs Performance Disclosure
Name		Engagement score1
Measure:: 6
Pay vs Performance Disclosure
Name		Customer NPS1
Paul J. Diaz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,500,821	$ 13,630,599	$ 12,108,359	$ 11,391,188	$ 12,787,669
PEO Actually Paid Compensation Amount	$ 21,673,140	$ 7,211,120	$ 14,201,749	$ (4,479,782)	$ 29,789,160
PEO Name	Paul J. Diaz	Paul Diaz	Paul Diaz	Paul J. Diaz	Paul J. Diaz
R. Bryan Riggsbee [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,816,406					$ 4,203,341
PEO Actually Paid Compensation Amount	$ 4,070,113					$ 1,095,973
PEO Name	R. Bryan Riggsbee					R. Bryan Riggsbee
Mark C. Capone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 6,174,458
PEO Actually Paid Compensation Amount						$ 308,756
PEO Name						Mark C. Capone
PEO | Paul J. Diaz [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 20,066,953	$ 6,989,389	$ 7,979,605	$ 5,183,465	$ 10,879,576
PEO | Paul J. Diaz [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,930,228)	2,039,494	(11,226,199)	8,276,036
PEO | Paul J. Diaz [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,634,874	1,870,743	(314,575)	7,715,799
PEO | Paul J. Diaz [Member] | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,394,628)	(11,113,514)	(9,796,451)	(9,513,661)	(9,869,920)
PEO | Paul J. Diaz [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,500,006)	0	0	0	0
PEO | R. Bryan Riggsbee [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,023,026					$ 1,598,940
PEO | R. Bryan Riggsbee [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,428,885					(1,325,475)
PEO | R. Bryan Riggsbee [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,338					80,667
PEO | R. Bryan Riggsbee [Member] | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,264,541)					(3,461,500)
PEO | R. Bryan Riggsbee [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0					0
PEO | Mark C. Capone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						348,705
PEO | Mark C. Capone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,941,975)
PEO | Mark C. Capone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						217,068
PEO | Mark C. Capone [Member] | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,489,500)
PEO | Mark C. Capone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,654,258	1,567,704	1,943,821	576,200	1,740,847	319,334
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,607	(467,816)	260,459	(1,133,716)	1,209,889	(669,356)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,302	76,666	154,543	(379,031)	885,690	(260,876)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,075,166)	(2,514,413)	(3,299,996)	(1,890,185)	(1,649,044)	(1,149,312)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0